Document And Entity Information	3 Months Ended
Feb. 28, 2017 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Intellipharmaceutics International Inc.
Trading Symbol	ipci
Document Type	6-K
Current Fiscal Year End Date	--11-30
Entity Common Stock, Shares Outstanding	30,155,837
Amendment Flag	false
Entity Central Index Key	0001474835
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Feb. 28, 2017
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q1